Finance Lease Liabilities (Details) - Schedule of financing lease liabilities	12 Months Ended
Jun. 30, 2021 USD ($)
Finance Lease Liabilities (Details) - Schedule of financing lease liabilities [Line Items]
Beginning balance of unrecognized finance expense	$ 47,492
Increase/ (Decrease) in unrecognized finance expense	25,509
Payment for unrecognized finance expense
Exchange rate translation of unrecognized finance expense	3,392
Ending balance of unrecognized finance expense	76,393
Beginning balance of total financing lease liabilities	509,220
Increase/ (Decrease) in total financing lease liabilities	25,509
Payment for total financing lease liabilities	(80,531)
Exchange rate translation of total financing lease liabilities	47,570
Ending balance of total financing lease liabilities	501,768
Company vehicles [Member]
Finance Lease Liabilities (Details) - Schedule of financing lease liabilities [Line Items]
Beginning balance of financing lease liabilities	461,728
Increase/ (Decrease) in financing lease liabilities
Payment for financing lease liabilities	(80,531)
Exchange rate translation of financing lease liabilities	44,178
Ending balance of financing lease liabilities	$ 425,375